CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)	Series Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
BALANCE at Dec. 31, 2009	$ 100,000	$ 0	$ 18,478,337	$ (4,676,212)	$ 13,902,125
BALANCE (in shares) at Dec. 31, 2009	10,000,000	7,996,007
Shares retired in 2010	0	0	(256,560)	168,560	(88,000)
Shares retired (in shares) in 2010		(550,000)
Dividends	0	0	0	(2,100,000)	(2,100,000)
Net income	0	0	0	1,348,941	1,348,941
BALANCE at Dec. 31, 2010	100,000	0	18,221,777	(5,258,711)	13,063,066
BALANCE (in shares) at Dec. 31, 2010	10,000,000	7,446,007
Dividends	0	0	0	(2,100,000)	(2,100,000)
Net income	0	0	0	1,435,231	1,435,231
BALANCE at Dec. 31, 2011	$ 100,000	$ 0	$ 18,221,777	$ (5,923,480)	$ 12,398,297
BALANCE (in shares) at Dec. 31, 2011	10,000,000	7,446,007